STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS)
Validation service income - net (note 17)	$ 5,428,188
Staking rewards (note 17)	4,803,686	$ 271,245
Realized (loss) gain on dispositions of cryptocurrencies (note 6)	3,948,587	7,648,448
Treasury management income	219,775
Dividend income	138,398	322,362
Other income	26,213	148,833
Realized (loss) gain on investments (note 9)	(442)	1,160,891
Unrealized gain on investments (note 9)		1,064,911
Gain from dissolution of subsidiary after tax (note 19)		76,096
Realized loss on disposal of assets		(21,759)
Total revenue	14,564,405	10,671,027
Expenses
Impairment losses on intangible assets (note 7)	27,561,055
Amortization (note 7 and 8)	10,207,730	31,636
Share based compensation (notes 14 and 18)	7,862,418	1,320,919
Professional fees (note 18)	3,928,001	323,686
Interest expense and accretion	3,197,059
Transaction costs (note 12)	2,380,272
Consulting fees (note 18)	1,796,827	479,493
Investor relations	853,046
General and administrative	768,085	344,096
Listing fees	568,969
Foreign exchange loss (gain)	163,578	(50,725)
Director fees (note 18)	88,241	30,000
Total expenses	59,375,281	2,479,105
(Loss) income before taxes	(44,810,876)	8,191,922
Deferred tax expense (recovery) (note 22)	(8,175,750)	36,572
Provision for income tax (recovery) (note 22)	(1,600,000)	1,547,686
Income tax (recovery) expense	(9,775,750)	1,584,258
Net (loss) income for the period	(35,035,126)	6,607,664
Unrealized (loss) gain on cryptocurrencies (note 6)	20,102,436	3,733,338
Deferred (tax) recovery on unrealized gain on cryptocurrencies (note 22)	(5,327,145)	(995,979)
Total comprehensive (loss) income	$ (20,259,835)	$ 9,345,023
Net (loss) income per share (note 13(c))
Basic (in dollars per share)	$ (1.74)	$ 0.35
Diluted (in dollars per share)	$ (1.74)	$ 0.35
Weighted average number of shares outstanding (note 13(c))
Basic (in shares)	20,092,474	18,648,420
Diluted (in shares)	20,092,474	18,748,605